Portfolio of Investments
Multi-Manager Directional Alternative Strategies Fund, July 31, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 80.0%
Issuer	Shares	Value ($)
Communication Services 5.8%
Diversified Telecommunication Services 0.4%
CenturyLink, Inc.(a)	71,438	689,377
KT Corp., ADR	29,713	292,970
Proximus SADP	2,452	50,440
Total		1,032,787
Entertainment 0.9%
Electronic Arts, Inc.(b)	2,332	330,258
Live Nation Entertainment, Inc.(b)	10,095	472,547
NetEase, Inc., ADR	550	252,131
Take-Two Interactive Software, Inc.(a),(b)	5,568	913,263
Total		1,968,199
Interactive Media & Services 3.3%
Alphabet, Inc., Class A(a),(b)	1,735	2,581,593
Alphabet, Inc., Class C(a),(b)	592	877,912
DIP Corp.	3,400	63,985
Facebook, Inc., Class A(a),(b)	11,563	2,933,186
Match Group, Inc.(b)	6,714	689,528
Momo, Inc., ADR	7,765	143,420
Yelp, Inc.(b)	15,084	376,798
Total		7,666,422
Media 0.9%
Altice U.S.A., Inc., Class A(b)	20,588	555,670
Cogeco Communications, Inc.	613	46,726
Comcast Corp., Class A(a)	7,844	335,723
Discovery, Inc., Class A(a),(b)	11,016	232,438
Fox Corp., Class A(a)	15,504	399,538
Nexstar Media Group, Inc., Class A	4,391	384,871
ProSiebenSat.1 Media AG(b)	14,211	147,506
Telenet Group Holding NV	516	20,017
Total		2,122,489
Wireless Telecommunication Services 0.3%
Freenet AG	5,551	94,747
T-Mobile U.S.A., Inc.(b)	6,183	663,931
Total		758,678
Total Communication Services		13,548,575
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Discretionary 7.7%
Auto Components 0.4%
Gentex Corp.	11,746	317,025
Linamar Corp	4,417	131,905
Magna International, Inc.	2,574	118,971
TS Tech Co., Ltd.	11,500	291,701
Total		859,602
Automobiles 0.7%
Harley-Davidson, Inc.	27,809	723,868
Tesla Motors, Inc.(a),(b)	634	907,102
Total		1,630,970
Distributors 0.1%
LKQ Corp.(b)	12,303	346,822
Diversified Consumer Services 0.1%
Bright Horizons Family Solutions, Inc.(b)	2,047	219,520
Hotels, Restaurants & Leisure 1.7%
Domino’s Pizza, Inc.(a)	2,379	919,745
Evolution Gaming Group AB	10,655	723,057
Flutter Entertainment PLC	3,823	572,552
Genting Singapore Ltd.	56,400	30,256
International Game Technology PLC	47,467	468,025
Las Vegas Sands Corp.	10,706	467,210
McDonald’s Holdings Co. Japan Ltd.	200	9,572
Wyndham Destinations, Inc.	7,333	195,058
Wyndham Hotels & Resorts, Inc.	7,921	349,791
Wynn Macau Ltd.	130,400	228,698
Total		3,963,964
Household Durables 1.1%
D.R. Horton, Inc.(a)	9,870	652,999
Electrolux AB, Class B	1,429	26,856
Husqvarna AB, Class B	2,688	25,724
Lennar Corp., Class A(a)	7,254	524,827
Mohawk Industries, Inc.(b)	4,153	331,617
Sony Corp.	3,100	240,855
Multi-Manager Directional Alternative Strategies Fund | Quarterly Report 2020	1

Portfolio of Investments   (continued)
Multi-Manager Directional Alternative Strategies Fund, July 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Token Corp.	7,800	495,775
Whirlpool Corp.(a)	1,910	311,559
Total		2,610,212
Internet & Direct Marketing Retail 1.3%
Amazon.com, Inc.(a),(b)	257	813,323
boohoo Group PLC(b)	150,431	508,966
Booking Holdings, Inc.(b)	70	116,349
eBay, Inc.(a)	5,296	292,763
HelloFresh SE(b)	9,813	534,267
Kogan.com Ltd.	45,598	542,460
PetMed Express, Inc.(a)	6,882	214,718
Prosus NV(b)	479	46,620
Total		3,069,466
Leisure Products 0.0%
BRP, Inc.	2,434	109,030
Multiline Retail 0.5%
Canadian Tire Corp., Ltd., Class A	343	31,623
Dollar General Corp.(a)	5,492	1,045,677
Total		1,077,300
Specialty Retail 1.0%
AutoNation, Inc.(b)	2,945	151,196
AutoZone, Inc.(b)	758	915,224
Best Buy Co., Inc.(a)	8,137	810,364
Foot Locker, Inc.	6,137	180,367
Hennes & Mauritz	647	10,085
Williams-Sonoma, Inc.	1,942	169,187
Total		2,236,423
Textiles, Apparel & Luxury Goods 0.8%
Hugo Boss AG	10,689	291,169
lululemon athletica, Inc.(a),(b)	1,746	568,480
Pandora A/S	4,462	283,789
PVH Corp.	4,518	219,846
Ralph Lauren Corp.	2,209	157,502
Swatch Group AG (The)	199	41,720
Tapestry, Inc.	13,454	179,745
Total		1,742,251
Total Consumer Discretionary		17,865,560
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Staples 7.3%
Beverages 0.7%
Carlsberg A/S, Class B	3,091	456,508
Coca-Cola European Partners PLC	20,666	850,819
PepsiCo, Inc.	1,689	232,508
Total		1,539,835
Food & Staples Retailing 3.2%
Axfood AB	4,230	95,189
Colruyt SA	282	16,378
Empire Co., Ltd., Class A	1,329	34,141
J. Sainsbury PLC	508,326	1,238,963
Kesko OYJ, Class B	7,408	157,079
Kobe Bussan Co., Ltd.	23,000	1,427,464
Koninklijke Ahold Delhaize NV	46,793	1,347,679
Kroger Co. (The)(a)	26,971	938,321
Rite Aid Corp.(a),(b)	13,398	203,114
Sysco Corp.	2,887	152,578
Walgreens Boots Alliance, Inc.(a)	16,758	682,218
Welcia Holdings Co., Ltd.	13,500	1,237,070
Total		7,530,194
Food Products 1.5%
a2 Milk Co., Ltd.(b)	32,102	447,336
Leroy Seafood Group ASA	17,579	101,914
Mondelez International, Inc., Class A	9,095	504,681
Nomad Foods Ltd.(b)	46,511	1,072,544
Orkla	9,982	98,181
SalMar ASA(b)	2,670	126,988
WH Group Ltd.	1,250,499	1,113,142
Total		3,464,786
Household Products 1.3%
Clorox Co. (The)(a)	1,010	238,875
Essity AB, Class B(b)	46,359	1,529,588
Kimberly-Clark Corp.	4,013	610,137
Procter & Gamble Co. (The)	5,472	717,489
Total		3,096,089

2	Multi-Manager Directional Alternative Strategies Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Multi-Manager Directional Alternative Strategies Fund, July 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Tobacco 0.6%
British American Tobacco, ADR	15,133	507,712
Philip Morris International, Inc.	9,796	752,431
Total		1,260,143
Total Consumer Staples		16,891,047
Energy 2.3%
Energy Equipment & Services 0.2%
ChampionX Corp.(b)	48,265	459,000
Oil, Gas & Consumable Fuels 2.1%
BP PLC, ADR	27,677	610,001
Canadian Natural Resources Ltd.	865	15,260
Canadian Natural Resources Ltd.	10,974	193,801
Cenovus Energy, Inc.	6,333	28,179
ConocoPhillips Co.	16,679	623,628
Imperial Oil Ltd.	3,292	51,489
Keyera	1,439	21,873
Marathon Petroleum Corp.	15,784	602,949
Northern Oil and Gas, Inc.(a),(b)	16,448	13,183
Ovintiv, Inc.	2,846	27,537
Parsley Energy, Inc., Class A	26,151	287,138
Petroleo Brasileiro SA, ADR	36,407	315,649
Phillips 66	7,812	484,500
Royal Dutch Shell PLC, ADR, Class A	36,335	1,083,146
Total SE, ADR	11,047	416,030
Tourmaline Oil Corp.	3,353	34,095
World Fuel Services Corp.	6,131	144,262
Total		4,952,720
Total Energy		5,411,720
Financials 7.2%
Banks 2.9%
Banca Popolare dell’Emilia Romagna SC(b)	12,795	32,480
Banco BPM SpA(b)	72,967	110,269
Bank of America Corp.(a)	31,899	793,647
Bank of Montreal	911	49,840
Bank of Nova Scotia (The)	927	38,071
Barclays Bank PLC	86,329	111,925
BNP Paribas SA(b)	4,589	185,138
Canadian Imperial Bank of Commerce	377	26,100
Common Stocks (continued)
Issuer	Shares	Value ($)
Citigroup, Inc.(a)	13,133	656,781
DBS Group Holdings Ltd.	9,500	137,234
DNB ASA(b)	8,429	129,464
Fifth Third Bancorp	22,462	446,095
Hana Financial Group, Inc.	6,848	169,934
Huntington Bancshares, Inc.	58,323	540,654
ING Groep NV	30,323	211,439
JPMorgan Chase & Co.(a)	8,536	824,919
KBC Group NV	2,424	138,208
KeyCorp	35,868	430,775
Nordea Bank Abp(b)	19,706	152,211
Regions Financial Corp.	12,429	134,979
Sumitomo Mitsui Financial Group, Inc.	5,400	143,891
Truist Financial Corp.	19,653	736,201
UniCredit SpA(b)	12,167	111,668
United Overseas Bank Ltd.	11,300	159,098
Wells Fargo & Co.(a)	9,064	219,893
Total		6,690,914
Capital Markets 2.0%
Amundi SA(b),(c)	320	24,346
Banca Generali SpA(b)	4,799	143,567
Bank of New York Mellon Corp. (The)	18,508	663,512
Cboe Global Markets, Inc.(a)	8,357	732,909
Charles Schwab Corp. (The)	3,553	117,782
CI Financial Corp.	7,190	98,823
Credit Suisse Group AG, Registered Shares	21,543	229,740
Goldman Sachs Group, Inc. (The)	1,140	225,674
Moody’s Corp.	1,321	371,597
S&P Global, Inc.(a)	1,117	391,229
SEI Investments Co.(a)	4,639	242,759
T. Rowe Price Group, Inc.(a)	6,396	883,288
TD Ameritrade Holding Corp.	5,477	196,570
UBS AG	6,283	74,019
UBS Group AG, Registered Shares	18,097	211,373
Total		4,607,188

Multi-Manager Directional Alternative Strategies Fund | Quarterly Report 2020	3

Portfolio of Investments   (continued)
Multi-Manager Directional Alternative Strategies Fund, July 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Finance 0.2%
American Express Co.	1,383	129,061
Discover Financial Services	3,607	178,294
Navient Corp.	6,159	49,026
SLM Corp.	25,890	175,275
Total		531,656
Diversified Financial Services 0.7%
Berkshire Hathaway, Inc., Class B(b)	3,834	750,621
Equitable Holdings, Inc.(a)	39,478	807,720
Onex Capital	486	21,603
Total		1,579,944
Insurance 1.4%
Aegon NV	34,675	101,611
Ageas SA/NV	6,061	226,900
Allianz SE, Registered Shares	54	11,204
Allstate Corp. (The)	1,819	171,695
American International Group, Inc.	26,352	846,953
ASR Nederland NV	12,863	415,567
Assicurazioni Generali SpA	6,920	103,909
AXA SA	10,074	202,122
Everest Re Group Ltd.	973	212,883
Helvetia Holding AG, Registered Shares, ADR	357	32,354
iA Financial Corp., Inc.	3,020	106,036
Manulife Financial Corp.	8,425	112,904
NN Group NV	4,009	146,738
Poste Italiane SpA	21,797	200,281
Reinsurance Group of America, Inc.	3,835	326,934
Unipol Gruppo SpA(b)	32,783	137,730
Total		3,355,821
Thrifts & Mortgage Finance 0.0%
Genworth MI Canada, Inc.	1,713	42,446
Total Financials		16,807,969
Health Care 12.9%
Biotechnology 3.3%
AbbVie, Inc.	20,318	1,928,381
Alexion Pharmaceuticals, Inc.(a),(b)	8,048	824,840
Argenx SE(b)	18	4,154
Biogen, Inc.(a),(b)	4,321	1,186,935
Common Stocks (continued)
Issuer	Shares	Value ($)
Galapagos NV(b)	911	169,192
Genmab A/S(b)	1,107	381,037
Moderna, Inc.(a),(b)	10,625	787,312
MorphoSys AG(b)	333	42,748
Regeneron Pharmaceuticals, Inc.(a),(b)	1,529	966,435
Swedish Orphan Biovitrum AB(b)	5,181	108,877
Vertex Pharmaceuticals, Inc.(a),(b)	4,733	1,287,376
Total		7,687,287
Health Care Equipment & Supplies 3.1%
Abbott Laboratories	6,233	627,289
Boston Scientific Corp.(b)	6,145	237,013
Coloplast A/S, Class B	10,068	1,718,580
DexCom, Inc.(a),(b)	1,618	704,704
DiaSorin SpA	5,004	987,043
Envista Holdings Corp.(b)	3,145	68,781
Fisher & Paykel Healthcare Corp., Ltd.	18,963	454,248
Getinge AB, Series CPO	16,396	396,039
GN Store Nord	3,547	218,123
Koninklijke Philips NV(b)	989	51,102
Medtronic PLC	5,126	494,556
Quidel Corp.(a),(b)	1,520	429,354
Siemens Healthineers AG	2,161	112,505
Sonova Holding AG(b)	894	202,137
Stryker Corp.	1,416	273,713
Zimmer Biomet Holdings, Inc.	929	125,285
Total		7,100,472
Health Care Providers & Services 2.5%
AmerisourceBergen Corp.	88	8,817
Anthem, Inc.(a)	1,627	445,473
Centene Corp.(b)	5,375	350,719
Cigna Corp.(a)	7,668	1,324,187
CVS Health Corp.(a)	21,285	1,339,678
Fresenius Medical Care AG & Co. KGaA(b)	5,596	493,019
Galenica AG(c)	192	14,215
HCA Healthcare, Inc.	2,495	315,967
Humana, Inc.	896	351,635
Molina Healthcare, Inc.(b)	1,015	187,470
UnitedHealth Group, Inc.	2,879	871,704
Total		5,702,884

4	Multi-Manager Directional Alternative Strategies Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Multi-Manager Directional Alternative Strategies Fund, July 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Technology 0.1%
Change Healthcare, Inc.(b)	26,361	307,369
Life Sciences Tools & Services 1.5%
Avantor, Inc.(b)	23,135	510,821
Bio-Rad Laboratories, Inc., Class A(a),(b)	2,245	1,178,378
Eurofins Scientific SE(b)	1,634	1,069,497
ICON PLC(b)	286	53,041
IQVIA Holdings, Inc.(b)	1,173	185,791
PPD, Inc.(b)	12,364	363,131
Syneos Health, Inc.(b)	2,126	132,641
Total		3,493,300
Pharmaceuticals 2.4%
AstraZeneca PLC	2,470	272,885
Bayer AG, Registered Shares	6,947	461,514
H Lundbeck A/S	623	22,715
Hikma Pharmaceuticals PLC	60,553	1,696,752
Jazz Pharmaceuticals PLC(b)	495	53,584
Johnson & Johnson(a)	2,444	356,237
Merck & Co., Inc.	4,821	386,837
Novartis AG, ADR	3,770	309,668
Novartis AG, Registered Shares	3,606	297,016
Novo Nordisk A/S, Class B	9,888	648,777
Orion Oyj, Class B	4,481	195,502
Pfizer, Inc.	2,491	95,854
Roche Holding AG, Genusschein Shares	1,426	493,904
Sanofi	856	89,877
UCB SA	2,183	280,498
Total		5,661,620
Total Health Care		29,952,932
Industrials 10.8%
Aerospace & Defense 0.6%
Hexcel Corp.	11,309	421,826
Howmet Aerospace, Inc.	20,209	298,689
Huntington Ingalls Industries, Inc.	2,049	355,932
Leonardo-Finmeccanica SpA	5,660	36,344
Textron, Inc.	9,141	319,386
Total		1,432,177
Common Stocks (continued)
Issuer	Shares	Value ($)
Air Freight & Logistics 0.5%
CH Robinson Worldwide, Inc.	3,743	350,794
Deutsche Post AG(b)	7,189	291,803
Expeditors International of Washington, Inc.	6,233	526,751
Total		1,169,348
Airlines 0.4%
Alaska Air Group, Inc.	11,111	382,663
Deutsche Lufthansa AG, Registered Shares(b)	7,136	62,608
Qantas Airways Ltd.	172,655	395,857
Southwest Airlines Co.(a)	1,133	34,998
Total		876,126
Building Products 0.5%
Belimo Holding AG, Registered Shares	2	15,888
dorma+kaba Holding AG, Class B Registered Shares(b)	183	102,483
Geberit AG	173	95,482
Masco Corp.(a)	3,325	190,057
Owens Corning(a)	9,123	551,668
Rockwool International A/S, Class B	503	162,275
Total		1,117,853
Commercial Services & Supplies 0.4%
Relia	27,400	290,025
Uchida Yoko Co., Ltd.	11,600	702,257
Total		992,282
Construction & Engineering 0.4%
Hochtief AG	3,985	325,374
MasTec, Inc.(b)	11,124	442,513
Skanska AB, Class B(b)	2,436	49,174
Total		817,061
Electrical Equipment 1.1%
AMETEK, Inc.	8,367	780,223
Atkore International Group, Inc.(a),(b)	9,218	245,844
Ballard Power Systems, Inc.(b)	481	6,834
Eaton Corp. PLC	11,277	1,050,227
Hubbell, Inc.	1,698	229,179
Prysmian SpA	2,282	58,354
Signify NV(b)	8,286	248,607
Total		2,619,268

Multi-Manager Directional Alternative Strategies Fund | Quarterly Report 2020	5

Portfolio of Investments   (continued)
Multi-Manager Directional Alternative Strategies Fund, July 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Industrial Conglomerates 0.4%
Honeywell International, Inc.	2,527	377,458
Lifco AB, B Shares	107	8,175
NWS Holdings Ltd.	280,000	217,040
Rheinmetall AG	3,692	349,066
Total		951,739
Machinery 2.5%
Aalberts NV	1,980	70,710
Alfa Laval AB(b)	1,324	31,363
Altra Industrial Motion Corp.	9,727	332,955
Bucher Industries AG	55	18,115
Caterpillar, Inc.(a)	2,305	306,288
Cummins, Inc.	643	124,266
Deere & Co.	2,614	460,874
Dover Corp.	3,844	395,663
Epiroc AB, Class A	7,878	110,151
FLSmidth & Co. A/S(b)	3,904	116,507
ITT, Inc.	4,289	247,604
KION Group AG	601	45,932
Knorr-Bremse AG	11,777	1,377,996
KONE OYJ, Class B	3,145	249,741
Krones AG	309	18,774
Metso OYJ	119	1,697
OC Oerlikon Corp AG	2,210	18,547
Oshkosh Corp.	7,042	554,346
Parker-Hannifin Corp.	1,661	297,186
Sandvik AB(b)	5,313	99,292
Schindler Holding AG	2,209	561,495
SKF AB, Class B	4,507	83,437
Trelleborg AB, Class B(b)	5,105	79,284
Valmet OYJ	931	26,083
VAT Group AG	79	15,065
Volvo AB, B Shares(b)	1,833	31,678
Wartsila OYJ	527	4,408
Yangzijiang Shipbuilding Holdings Ltd.	232,300	155,666
Total		5,835,123
Marine 0.0%
AP Moller - Maersk A/S, Class B	43	55,360
Common Stocks (continued)
Issuer	Shares	Value ($)
Professional Services 1.7%
Adecco Group AG, Registered Shares	5,237	247,469
ASGN, Inc.(b)	6,270	429,244
FTI Consulting, Inc.(b)	5,014	598,872
Huron Consulting Group, Inc.(b)	8,174	390,063
IR Japan Holdings Ltd.	2,900	320,285
Randstad NV	6,425	309,476
Robert Half International, Inc.(a)	20,763	1,056,214
Stantec, Inc.	1,297	41,744
Teleperformance SA	1,394	407,976
Thomson Reuters Corp.	287	20,025
Wolters Kluwer NV	285	22,446
Total		3,843,814
Road & Rail 1.7%
ComfortDelGro Corp., Ltd.	34,000	33,827
Go-Ahead Group PLC (The)	10,255	84,004
JB Hunt Transport Services, Inc.(a)	6,255	809,397
Kansas City Southern	5,189	891,730
Norfolk Southern Corp.	4,179	803,246
TFI International, Inc.	2,909	126,224
Union Pacific Corp.	6,789	1,176,873
Total		3,925,301
Trading Companies & Distributors 0.6%
Brenntag AG	9,013	556,219
Finning International, Inc.	3,460	49,338
Galiform PLC	34,038	217,212
HD Supply Holdings, Inc.(b)	5,108	179,291
WESCO International, Inc.(b)	8,716	338,791
Total		1,340,851
Transportation Infrastructure 0.0%
Flughafen Zurich AG, Registered Shares(b)	143	18,129
Total Industrials		24,994,432

6	Multi-Manager Directional Alternative Strategies Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Multi-Manager Directional Alternative Strategies Fund, July 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Information Technology 17.2%
Communications Equipment 0.5%
Cisco Systems, Inc.	12,701	598,217
InterDigital, Inc.	4,150	249,083
Nokia OYJ(b)	23,747	113,989
Telefonaktiebolaget LM Ericsson, Class B	21,921	255,052
Total		1,216,341
Electronic Equipment, Instruments & Components 2.0%
Adyen NV(b)	646	1,078,275
Arrow Electronics, Inc.(a),(b)	8,216	588,430
CDW Corp.(a)	6,769	786,896
Flex Ltd.(a),(b)	97,133	1,116,058
Jabil, Inc.	12,328	429,754
SYNNEX Corp.(a)	5,348	667,110
Total		4,666,523
IT Services 1.8%
Amdocs Ltd.	9,769	606,655
Bechtle AG	142	27,636
Booz Allen Hamilton Holdings Corp.(a)	12,704	1,038,679
Capgemini SE	8,506	1,103,180
CGI, Inc.(b)	690	49,283
Leidos Holdings, Inc.	7,167	682,012
Nexi SpA(b),(c)	2,451	44,032
Science Applications International Corp.	8,257	660,395
Shopify, Inc., Class A(b)	4	4,091
Total		4,215,963
Semiconductors & Semiconductor Equipment 4.9%
Advanced Micro Devices, Inc.(a),(b)	14,118	1,093,157
Advantest Corp.	15,500	846,286
ams AG(b)	13,520	227,415
Applied Materials, Inc.	13,535	870,707
Broadcom, Inc.	1,202	380,733
Dialog Semiconductor PLC(b)	4,754	222,844
Infineon Technologies AG	1,523	38,829
Intel Corp.(a)	12,457	594,573
KLA Corp.	1,367	273,168
Lam Research Corp.(a)	2,447	922,910
Lasertec Corp.	11,200	988,899
Common Stocks (continued)
Issuer	Shares	Value ($)
Micron Technology, Inc.(b)	8,254	413,154
NeoPhotonics Corp.(a),(b)	36,570	333,153
NVIDIA Corp.(a)	2,682	1,138,750
ON Semiconductor Corp.(b)	15,444	318,146
Qorvo, Inc.(b)	4,106	526,184
STMicroelectronics NV	5,065	142,312
Teladoc Health, Inc.	1,849	282,839
Tokyo Electron Ltd.	6,200	1,715,647
Total		11,329,706
Software 4.9%
AI inside, Inc.(b)	1,600	484,908
Constellation Software, Inc.	100	118,285
Cybozu, Inc.	16,700	494,912
DocuSign, Inc.(a),(b)	216	46,835
Dropbox, Inc., Class A(a),(b)	26,286	598,006
Fortinet, Inc.(a),(b)	5,466	755,948
Intuit, Inc.(a)	2,967	909,000
Microsoft Corp.(a)	19,362	3,969,404
NortonLifeLock, Inc.(a)	33,208	712,312
Open Text Corp.	1,018	45,821
Oracle Corp.(a)	13,168	730,166
Sinch AB(b),(c)	487	38,169
Software AG	4,374	204,033
SS&C Technologies Holdings, Inc.	8,663	498,123
Tyler Technologies, Inc.(a),(b)	2,917	1,042,098
Zoom Video Communications, Inc., Class A(a),(b)	2,586	656,611
Total		11,304,631
Technology Hardware, Storage & Peripherals 3.1%
Apple, Inc.(a)	7,054	2,998,232
HP, Inc.(a)	65,387	1,149,503
Logitech International SA	22,502	1,641,485
Seagate Technology PLC(a)	16,078	727,047
Super Micro Computer, Inc.(a),(b)	11,980	363,054
Western Digital Corp.	6,416	276,530
Xerox Holdings Corp.	59	982
Total		7,156,833
Total Information Technology		39,889,997

Multi-Manager Directional Alternative Strategies Fund | Quarterly Report 2020	7

Portfolio of Investments   (continued)
Multi-Manager Directional Alternative Strategies Fund, July 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Materials 6.2%
Chemicals 2.4%
BASF SE	697	38,451
Corteva, Inc.(a)	48,769	1,392,843
Covestro AG	821	31,861
DuPont de Nemours, Inc.	14,623	782,038
Evonik Industries AG	4,884	131,947
FMC Corp.	8,089	857,838
Ingevity Corp.(b)	4,173	244,037
K+S AG	1,079	7,157
LANXESS AG(b)	1,989	103,161
Linde PLC	1,272	311,780
Methanex Corp.	1,356	25,127
Mosaic Co. (The)	50,413	679,063
Nutrien Ltd.	1,434	46,699
PPG Industries, Inc.	4,192	451,269
Solvay SA	1,032	80,097
Valvoline, Inc.	11,399	233,907
Yara International ASA	6,264	264,240
Total		5,681,515
Construction Materials 0.5%
Buzzi Unicem SpA	5,262	119,720
Eagle Materials, Inc.	7,406	594,183
HeidelbergCement AG	5,565	308,832
LafargeHolcim Ltd., Registered Shares(b)	4,548	215,168
Total		1,237,903
Containers & Packaging 0.3%
Avery Dennison Corp.	2,328	263,856
Graphic Packaging Holding Co.	18,892	263,354
Huhtamaki OYJ(b)	1,566	69,806
SIG Combibloc Group AG(b)	513	8,975
Total		605,991
Metals & Mining 2.9%
Aperam SA	867	24,696
Aurubis AG	3,793	252,967
B2Gold Corp.	101,900	705,985
Barrick Gold Corp.	28,400	820,758
BHP Group PLC	5,719	123,664
Common Stocks (continued)
Issuer	Shares	Value ($)
Boliden AB	958	26,161
Centerra Gold, Inc.	2,544	31,908
Equinox Gold Corp.(b)	1,287	15,345
Fortescue Metals Group Ltd.	57,518	715,939
Kinross Gold Corp.(b)	177,308	1,654,672
Lundin Mining Corp.	2,751	15,404
Pan American Silver Corp.	18,500	691,272
Rio Tinto Ltd.	5,742	420,249
Steel Dynamics, Inc.(a)	27,393	750,842
Teck Resources Ltd., Class B	4,586	46,461
Yamana Gold, Inc.	12,890	83,723
Yamana Gold, Inc.	50,719	330,181
Total		6,710,227
Paper & Forest Products 0.1%
Holmen AB, Class B(b)	312	10,753
Stora Enso OYJ, Class R	3,613	45,313
UPM-Kymmene OYJ	8,859	236,479
Total		292,545
Total Materials		14,528,181
Real Estate 1.3%
Equity Real Estate Investment Trusts (REITS) 0.5%
ICADE	5,846	384,736
Klepierre	41,420	717,343
Total		1,102,079
Real Estate Management & Development 0.8%
Corestate Capital Holding SA(b)	6,167	130,542
Daito Trust Construction Co., Ltd.	21,600	1,693,921
Total		1,824,463
Total Real Estate		2,926,542
Utilities 1.3%
Electric Utilities 0.4%
Enel SpA	23,884	218,790
FirstEnergy Corp.	6,712	194,648
Fortum OYJ	19,298	391,687
Terna Rete Elettrica Nazionale SpA	22,232	165,912
Total		971,037

8	Multi-Manager Directional Alternative Strategies Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Multi-Manager Directional Alternative Strategies Fund, July 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Gas Utilities 0.2%
AltaGas Ltd.	1,186	14,858
Italgas SpA	64,240	412,531
Snam SpA	20,609	109,711
Total		537,100
Independent Power and Renewable Electricity Producers 0.3%
TransAlta Corp.	3,491	22,831
Uniper SE	2,953	101,947
Vistra Corp.	28,742	536,326
Total		661,104
Multi-Utilities 0.4%
A2A SpA	160,302	230,330
Atco Ltd., Class I	4,419	137,507
Canadian Utilities Ltd., Class A	1,960	50,278
CenterPoint Energy, Inc.	13,601	258,555
Hera	41,395	159,126
Total		835,796
Total Utilities		3,005,037
Total Common Stocks (Cost $164,019,051)		185,821,992

Preferred Stocks 0.1%
Issuer	Shares	Value ($)
Consumer Discretionary 0.0%
Automobiles 0.0%
Volkswagen AG(b)	111	16,248
Total Consumer Discretionary		16,248
Consumer Staples 0.1%
Household Products 0.1%
Henkel AG & Co. KGaA	1,688	165,972
Total Consumer Staples		165,972
Total Preferred Stocks (Cost $172,499)		182,220
Money Market Funds 10.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.177%(d),(e)	23,836,871	23,836,871
Total Money Market Funds (Cost $23,831,786)		23,836,871
Total Investments (Cost $188,023,336)		209,841,083

Investments in Securities Sold Short

Common Stocks (37.7)%
Issuer	Shares	Value ($)
Communication Services (3.0)%
Diversified Telecommunication Services (0.7)%
Altice Europe NV, Class A(b)	(162,740)	(771,594)
BCE, Inc.	(970)	(40,670)
Elisa OYJ	(883)	(52,370)
Infrastrutture Wireless Italiane SpA	(2,229)	(22,492)
Koninklijke KPN NV	(34,910)	(91,967)
Singapore Telecommunications Ltd.	(49,000)	(88,929)
Sunrise Communications Group AG(b)	(321)	(29,940)
Telecom Italia SpA	(147,591)	(59,856)
Telefonica Deutschland Holding AG	(22,367)	(61,030)
Telenor ASA	(783)	(12,104)
Telia Co. AB	(12,453)	(48,526)
United Internet AG, Registered Shares	(5,695)	(258,422)
Total		(1,537,900)
Entertainment (0.2)%
CTS Eventim AG & Co. KGaA(b)	(5,161)	(204,868)
Embracer Group AB(b)	(412)	(6,622)
Lions Gate Entertainment Corp.(b)	(36,486)	(279,483)
Total		(490,973)
Interactive Media & Services (0.3)%
Adevinta ASA(b)	(408)	(6,531)
Scout24 AG(c)	(177)	(15,215)
Twitter, Inc.(b)	(5,573)	(202,857)
Zillow Group, Inc., Class C(b)	(5,482)	(374,914)
Total		(599,517)

Multi-Manager Directional Alternative Strategies Fund | Quarterly Report 2020	9

Portfolio of Investments   (continued)
Multi-Manager Directional Alternative Strategies Fund, July 31, 2020 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Media (1.1)%
Dentsu, Inc.	(37,600)	(838,863)
EW Scripps Co/The	(4,205)	(47,853)
Meredith Corp.	(28,318)	(406,646)
Pearson PLC	(65,952)	(453,170)
Sinclair Broadcast Group, Inc., Class A	(11,420)	(235,252)
Stroeer SE & Co. KGaA(b)	(1,605)	(109,900)
ViacomCBS, Inc., Class B	(17,400)	(453,618)
Total		(2,545,302)
Wireless Telecommunication Services (0.7)%
Freenet AG	(20,447)	(348,999)
Millicom International Cellular SA, SDR(b)	(4,842)	(145,742)
Rogers Communications, Inc., Class B	(1,176)	(48,025)
Softbank Corp.	(16,900)	(1,065,935)
Tele2 AB, Class B	(3,829)	(54,323)
Total		(1,663,024)
Total Communication Services		(6,836,716)
Consumer Discretionary (6.8)%
Auto Components (0.6)%
Continental AG	(880)	(85,007)
Freni Brembo SpA(b)	(13,415)	(121,504)
Nokian Renkaat OYJ	(10,066)	(240,154)
Pirelli & C SpA(b),(c)	(33,864)	(134,112)
Xinyi Glass Holdings Ltd.	(526,000)	(771,721)
Total		(1,352,498)
Automobiles (1.1)%
Bayerische Motoren Werke AG	(545)	(34,853)
Daimler AG, Registered Shares	(7,253)	(317,130)
Ferrari NV	(66)	(11,802)
Nissan Motor Co., Ltd.	(316,500)	(1,082,609)
Renault SA(b)	(23,756)	(564,567)
Tesla, Inc.(b)	(347)	(496,474)
Total		(2,507,435)
Distributors (0.0)%
Jardine Cycle & Carriage Ltd.	(600)	(8,798)
Diversified Consumer Services (0.1)%
Service Corp. International	(3,921)	(170,015)

Common Stocks (continued)
Issuer	Shares	Value ($)
Hotels, Restaurants & Leisure (2.3)%
Autogrill SpA(b)	(3,219)	(15,396)
Caesars Entertainment, Inc.(b)	(12,069)	(374,742)
Choice Hotels International, Inc.	(4,924)	(413,813)
Everi Holdings, Inc.(b)	(50,215)	(285,221)
MGM China Holdings Ltd.	(136,400)	(169,979)
Norwegian Cruise Line Holdings Ltd.(b)	(24,295)	(331,384)
Papa John’s International, Inc.	(2,822)	(267,159)
Restaurant Brands International, Inc.	(1,705)	(96,296)
Royal Caribbean Cruises Ltd.	(13,586)	(661,774)
Scientific Games Corp.(b)	(40,425)	(710,267)
Texas Roadhouse, Inc.	(5,838)	(328,037)
Vail Resorts, Inc.	(717)	(137,685)
Whitbread PLC	(38,167)	(1,083,704)
Wynn Resorts Ltd.	(8,142)	(589,725)
Total		(5,465,182)
Household Durables (0.4)%
LGI Homes, Inc.(b)	(7,522)	(858,335)
Internet & Direct Marketing Retail (0.7)%
Delivery Hero SE(b),(c)	(1,248)	(143,260)
Expedia, Inc.	(5,552)	(449,768)
Just Eat Takeaway.com NV(b),(c)	(1,910)	(206,122)
Prosus NV(b)	(886)	(86,232)
Stitch Fix, Inc., Class A(b)	(7,002)	(155,094)
Wayfair, Inc., Class A(b)	(1,171)	(311,591)
Zalando SE(b)	(3,101)	(223,862)
Total		(1,575,929)
Leisure Products (0.1)%
Mattel, Inc.(b)	(30,964)	(344,010)
Multiline Retail (0.4)%
Dollarama, Inc.	(1,352)	(49,439)
Isetan Mitsukoshi Holdings Ltd.	(187,100)	(853,740)
Total		(903,179)

10	Multi-Manager Directional Alternative Strategies Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Multi-Manager Directional Alternative Strategies Fund, July 31, 2020 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Specialty Retail (0.8)%
CarMax, Inc.(b)	(6,754)	(654,935)
Carvana Co.(b)	(4,425)	(685,654)
Dufry AG, Registered Shares(b)	(3,079)	(78,621)
Floor & Decor Holdings, Inc., Class A(b)	(3,777)	(248,904)
RH(b)	(703)	(202,063)
Total		(1,870,177)
Textiles, Apparel & Luxury Goods (0.3)%
adidas AG(b)	(1,038)	(286,257)
Canada Goose Holdings, Inc.(b)	(3,970)	(88,354)
Cie Financiere Richemont SA, Class A, Registered Shares	(690)	(42,836)
Gildan Activewear, Inc.	(514)	(9,121)
Moncler SpA(b)	(881)	(34,061)
Puma SE(b)	(3,198)	(248,926)
Salvatore Ferragamo SpA(b)	(7,716)	(103,886)
Total		(813,441)
Total Consumer Discretionary		(15,868,999)
Consumer Staples (1.6)%
Beverages (0.4)%
Anheuser-Busch InBev SA/NV	(5,453)	(296,115)
Davide Campari-Milano NV	(12,657)	(127,777)
Heineken NV	(2,649)	(256,621)
National Beverage Corp.(b)	(4,319)	(277,064)
Total		(957,577)
Food & Staples Retailing (0.3)%
Alimentation Couche-Tard, Inc., Class B	(881)	(30,618)
BJ’s Wholesale Club Holdings, Inc.(b)	(5,303)	(212,385)
Casey’s General Stores, Inc.	(1,341)	(213,474)
METRO AG	(8,331)	(76,007)
Metro, Inc.	(1,577)	(69,181)
Rite Aid Corp.(b)	(5,794)	(87,837)
Total		(689,502)
Food Products (0.6)%
AAK AB(b)	(549)	(9,726)
Bakkafrost P/F(b)	(301)	(18,362)
Cal-Maine Foods, Inc.(b)	(4,196)	(184,393)
Chocoladefabriken Lindt & Spruengli AG	(4)	(30,967)

Common Stocks (continued)
Issuer	Shares	Value ($)
Hormel Foods Corp.	(3,695)	(187,928)
Kraft Heinz Co. (The)	(5,493)	(188,849)
Lamb Weston Holdings, Inc.	(4,918)	(295,473)
Maple Leaf Foods, Inc.	(1,897)	(41,723)
McCormick & Co., Inc.	(1,024)	(199,578)
Mowi ASA	(3,168)	(57,535)
Premium Brands Holdings Corp.	(1,164)	(82,226)
Saputo, Inc.	(2,098)	(51,344)
Total		(1,348,104)
Personal Products (0.2)%
Beiersdorf AG	(1,392)	(166,213)
Kose Corp.	(2,700)	(273,472)
Unilever NV	(390)	(23,045)
Total		(462,730)
Tobacco (0.1)%
Japan Tobacco, Inc.	(16,400)	(280,317)
Swedish Match AB	(867)	(66,801)
Total		(347,118)
Total Consumer Staples		(3,805,031)
Energy (3.5)%
Energy Equipment & Services (0.6)%
Halliburton Co.	(8,109)	(116,202)
National Oilwell Varco, Inc.	(17,328)	(199,445)
Saipem SpA	(32,930)	(70,523)
SBM Offshore NV	(18,006)	(280,196)
Subsea 7 SA(b)	(23,461)	(179,729)
Tenaris SA	(35,687)	(210,324)
Transocean Ltd.(b)	(122,477)	(249,853)
Total		(1,306,272)
Oil, Gas & Consumable Fuels (2.9)%
Antero Midstream Corp.	(35,932)	(203,735)
Apache Corp.	(14,634)	(224,632)
Cameco Corp.	(13,110)	(133,307)
Cenovus Energy, Inc.	(145,300)	(646,525)
Delek U.S. Holdings, Inc.	(11,382)	(198,957)
Enbridge, Inc.	(2,747)	(87,920)
Enerplus Corp.	(71,100)	(175,700)
Eni SpA	(18,452)	(164,367)

Multi-Manager Directional Alternative Strategies Fund | Quarterly Report 2020	11

Portfolio of Investments   (continued)
Multi-Manager Directional Alternative Strategies Fund, July 31, 2020 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
EQT Corp.	(20,968)	(304,455)
Exxon Mobil Corp.	(6,997)	(294,434)
Gibson Energy, Inc.	(637)	(10,491)
Hess Corp.	(19,932)	(980,854)
Husky Energy, Inc.	(108,912)	(350,450)
Inter Pipeline Ltd.	(71,669)	(671,504)
Koninklijke Vopak NV	(2,806)	(153,202)
Marathon Petroleum Corp.	(20,281)	(774,734)
Murphy Oil Corp.	(27,560)	(364,068)
Neste OYJ	(4,433)	(203,615)
Oil Search Ltd.	(50,252)	(103,720)
Parkland Corp.	(314)	(8,268)
Pembina Pipeline Corp.	(2,413)	(58,638)
PrairieSky Royalty, Ltd.	(4,743)	(29,780)
Repsol SA	(735)	(5,796)
Statoil ASA	(31,034)	(465,297)
Suncor Energy, Inc.	(1,520)	(23,910)
TC Energy Corp.	(3,729)	(169,962)
Woodside Petroleum Ltd.	(223)	(3,172)
Total		(6,811,493)
Total Energy		(8,117,765)
Financials (5.1)%
Banks (2.4)%
Bank of Hawaii Corp.	(6,641)	(376,080)
BOK Financial Corp.	(5,093)	(283,680)
Commerzbank AG(b)	(103,412)	(531,450)
Commonwealth Bank of Australia	(6,056)	(308,098)
Community Bank System, Inc.	(6,160)	(346,377)
Cullen/Frost Bankers, Inc.	(4,613)	(332,413)
CVB Financial Corp.	(19,227)	(347,432)
DBS Group Holdings Ltd.	(5,800)	(83,785)
FinecoBank Banca Fineco SpA(b)	(16,379)	(238,769)
First Financial Bankshares, Inc.	(12,916)	(386,447)
Glacier Bancorp, Inc.	(8,561)	(302,289)
Hang Seng Bank Ltd.	(15,000)	(236,018)
Independent Bank Corp.	(4,036)	(260,403)
Intesa Sanpaolo SpA(b)	(11,318)	(23,070)
M&T Bank Corp.	(2,699)	(285,959)
Mediobanca Banca di Credito Finanziario SpA	(19,600)	(158,291)

Common Stocks (continued)
Issuer	Shares	Value ($)
National Bank of Canada	(798)	(37,676)
Oversea-Chinese Banking Corp., Ltd.	(4,500)	(28,187)
Royal Bank of Canada	(1,626)	(112,167)
Skandinaviska Enskilda Banken AB, Class A(b)	(4,113)	(39,794)
Svenska Handelsbanken AB, Class A(b)	(5,499)	(51,858)
Swedbank AB, Class A(b)	(434)	(7,047)
Toronto-Dominion Bank (The)	(456)	(20,178)
Trustmark Corp.	(13,652)	(307,443)
United Bankshares, Inc.	(7,489)	(197,110)
United Overseas Bank Ltd.	(2,900)	(40,831)
Westamerica Bancorporation	(5,807)	(350,510)
Total		(5,693,362)
Capital Markets (0.9)%
Brookfield Asset Management, Inc., Class A	(2,779)	(89,753)
Credit Suisse Group AG, Registered Shares	(27,091)	(288,906)
Deutsche Bank AG(b)	(62,809)	(564,809)
Franklin Resources, Inc.	(19,878)	(418,432)
Hamilton Lane, Inc., Class A	(4,033)	(291,344)
Partners Group Holding AG	(99)	(95,902)
TMX Group Ltd.	(1,193)	(121,949)
WisdomTree Investments, Inc.	(78,683)	(283,259)
Total		(2,154,354)
Consumer Finance (0.2)%
Credit Acceptance Corp.(b)	(778)	(364,058)
LendingTree, Inc.(b)	(56)	(19,392)
Total		(383,450)
Diversified Financial Services (0.3)%
Element Fleet Management Corp.	(12,264)	(102,913)
Industrivarden AB, C Shares(b)	(28,394)	(700,409)
Total		(803,322)
Insurance (1.0)%
Fairfax Financial Holdings Ltd.	(82)	(25,693)
Gjensidige Forsikring ASA(b)	(895)	(18,399)
Hannover Rueck SE	(1,621)	(274,225)
Intact Financial Corp.	(1,040)	(113,546)
Markel Corp.(b)	(185)	(193,240)
Muenchener Rueckversicherungs-Gesellschaft AG, Registered Shares	(377)	(99,933)
RLI Corp.	(3,357)	(295,852)

12	Multi-Manager Directional Alternative Strategies Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Multi-Manager Directional Alternative Strategies Fund, July 31, 2020 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Sampo OYJ	(6,953)	(251,311)
Sun Life Financial, Inc.	(1,152)	(44,904)
Swiss Re AG	(2,475)	(195,300)
Trupanion, Inc.(b)	(2,893)	(146,299)
Tryg A/S	(17,459)	(513,752)
Zurich Insurance Group AG	(112)	(41,418)
Total		(2,213,872)
Mortgage Real Estate Investment Trusts (REITS) (0.3)%
Ellington Financial, Inc.	(19,980)	(234,965)
PennyMac Mortgage Investment Trust	(18,524)	(349,177)
Total		(584,142)
Total Financials		(11,832,502)
Health Care (3.4)%
Biotechnology (1.2)%
Allogene Therapeutics, Inc.(b)	(3,751)	(137,549)
Aprea Therapeutics, Inc.(b)	(9,849)	(270,158)
Arrowhead Pharmaceuticals, Inc.(b)	(6,673)	(287,406)
Exact Sciences Corp.(b)	(7,416)	(702,666)
G1 Therapeutics, Inc.(b)	(19,415)	(284,818)
Idorsia Ltd.(b)	(4,939)	(136,533)
Madrigal Pharmaceuticals, Inc.(b)	(2,915)	(299,108)
Mirati Therapeutics, Inc.(b)	(3,011)	(365,264)
Moderna, Inc.(b)	(2,526)	(187,177)
Oncopeptides AB(b),(c)	(6,754)	(94,943)
Total		(2,765,622)
Health Care Equipment & Supplies (0.6)%
ABIOMED, Inc.(b)	(328)	(98,380)
Alcon, Inc.(b)	(3,352)	(202,593)
Ambu A/S	(2,243)	(78,311)
Carl Zeiss Meditec AG(b)	(1,619)	(169,443)
Demant A/S(b)	(143)	(4,439)
Elekta AB, Class B	(11,406)	(117,546)
Glaukos Corp.(b)	(3,850)	(168,245)
LivaNova PLC(b)	(3,160)	(147,066)
Siemens Healthineers AG	(1,103)	(57,424)
Straumann Holding AG, Registered Shares	(325)	(321,945)
Total		(1,365,392)

Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Providers & Services (0.1)%
Acadia Healthcare Co., Inc.(b)	(4,246)	(126,574)
Amplifon SpA(b)	(4,969)	(170,108)
Total		(296,682)
Health Care Technology (0.3)%
Inovalon Holdings, Inc.(b)	(16,553)	(389,492)
Inspire Medical Systems, Inc.(b)	(1,123)	(111,581)
Tabula Rasa HealthCare, Inc.(b)	(2,867)	(161,126)
Total		(662,199)
Life Sciences Tools & Services (0.1)%
Evotec SE(b)	(2,403)	(63,577)
Lonza Group AG, Registered Shares	(151)	(94,426)
Medpace Holdings, Inc.(b)	(171)	(20,409)
Tecan Group AG	(1)	(419)
Total		(178,831)
Pharmaceuticals (1.1)%
Axsome Therapeutics, Inc.(b)	(2,304)	(164,344)
Bausch Health Companies, Inc.(b)	(2,096)	(38,323)
Cara Therapeutics, Inc.(b)	(14,821)	(243,657)
Intersect ENT, Inc.(b)	(2,880)	(49,507)
Intra-Cellular Therapies, Inc.(b)	(7,270)	(144,128)
Ipsen SA	(6,992)	(670,550)
Merck KGaA	(1,065)	(136,113)
Nektar Therapeutics(b)	(1,638)	(36,298)
Omeros Corp.(b)	(16,415)	(210,605)
Reata Pharmaceuticals, Inc., Class A(b)	(2,179)	(321,838)
Recordati SpA	(310)	(16,650)
Royalty Pharma PLC, Class A(b)	(3,645)	(156,917)
Teva Pharmaceutical Industries Ltd., ADR(b)	(9,306)	(107,391)
Tricida, Inc.(b)	(12,849)	(171,920)
Vifor Pharma AG	(646)	(91,181)
Total		(2,559,422)
Total Health Care		(7,828,148)

Multi-Manager Directional Alternative Strategies Fund | Quarterly Report 2020	13

Portfolio of Investments   (continued)
Multi-Manager Directional Alternative Strategies Fund, July 31, 2020 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Industrials (4.5)%
Aerospace & Defense (1.0)%
Boeing Co. (The)	(3,672)	(580,176)
CAE, Inc.	(784)	(11,700)
MTU Aero Engines AG(b)	(825)	(143,045)
Rolls-Royce Holdings PLC(b)	(254,390)	(763,134)
Saab AB, Class B(b)	(8,172)	(264,028)
Singapore Technologies Engineering Ltd.	(43,900)	(105,004)
TransDigm Group, Inc.	(855)	(369,001)
Total		(2,236,088)
Air Freight & Logistics (0.2)%
DSV PANALPINA A/S	(4,112)	(562,668)
Airlines (0.4)%
Air Canada(b)	(730)	(8,235)
American Airlines Group, Inc.	(2,063)	(22,940)
Singapore Airlines Ltd.	(223,900)	(558,532)
Spirit Airlines, Inc.(b)	(18,891)	(298,667)
Total		(888,374)
Building Products (0.6)%
AO Smith Corp.	(5,084)	(244,744)
ASSA ABLOY AB, Class B	(345)	(7,616)
Lennox International, Inc.	(1,269)	(340,270)
Nibe Industrier AB, B Shares(b)	(1,719)	(41,361)
Reliance Worldwide Corp., Ltd.	(60,093)	(114,337)
Trex Co., Inc.(b)	(4,724)	(658,195)
Total		(1,406,523)
Commercial Services & Supplies (0.4)%
BrightView Holdings, Inc.(b)	(25,256)	(306,103)
Healthcare Services Group, Inc.	(6,079)	(159,209)
ISS A/S(b)	(8,360)	(129,015)
Ritchie Bros. Auctioneers, Inc.	(468)	(21,638)
Societe BIC SA	(4,307)	(255,157)
Tomra Systems ASA(b)	(7)	(288)
Total		(871,410)

Common Stocks (continued)
Issuer	Shares	Value ($)
Construction & Engineering (0.1)%
Boskalis Westminster(b)	(4,006)	(75,669)
SNC-Lavalin Group, Inc.	(7,429)	(117,859)
WSP Global, Inc.	(910)	(57,143)
Total		(250,671)
Electrical Equipment (0.1)%
ABB Ltd., Registered Shares	(11,212)	(281,571)
Vestas Wind Systems A/S	(602)	(77,167)
Total		(358,738)
Industrial Conglomerates (0.1)%
Siemens AG, Registered Shares	(637)	(81,177)
Toshiba Corp.	(1,900)	(58,104)
Total		(139,281)
Machinery (1.2)%
Atlas Copco AB, Class A	(4,067)	(180,540)
Chart Industries, Inc.(b)	(12,809)	(877,801)
CNH Industrial NV(b)	(16,945)	(115,139)
Duerr AG	(322)	(8,821)
GEA Group AG	(1,110)	(40,066)
Kawasaki Heavy Industries Ltd.	(25,500)	(347,734)
Knorr-Bremse AG	(820)	(95,946)
NGK Insulators Ltd.	(25,000)	(310,698)
Proto Labs, Inc.(b)	(4,913)	(590,150)
Rational AG	(258)	(153,241)
Schindler Holding AG	(157)	(39,907)
Total		(2,760,043)
Professional Services (0.0)%
SGS SA, Registered Shares	(3)	(7,857)
Road & Rail (0.3)%
Canadian National Railway Co.	(332)	(32,430)
Canadian Pacific Railway Ltd.	(166)	(45,653)
Knight-Swift Transportation Holdings, Inc.	(5,824)	(253,286)
Sotetsu Holdings, Inc.	(16,500)	(393,519)
Total		(724,888)

14	Multi-Manager Directional Alternative Strategies Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Multi-Manager Directional Alternative Strategies Fund, July 31, 2020 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Trading Companies & Distributors (0.1)%
IMCD NV	(182)	(18,820)
Indutrade AB(b)	(123)	(6,229)
SiteOne Landscape Supply, Inc.(b)	(1,147)	(146,851)
Toromont Industries Ltd.	(443)	(24,150)
Total		(196,050)
Transportation Infrastructure (0.0)%
Atlantia SpA(b)	(7,884)	(126,311)
Fraport AG Frankfurt Airport Services Worldwide(b)	(182)	(7,114)
Total		(133,425)
Total Industrials		(10,536,016)
Information Technology (4.3)%
Electronic Equipment, Instruments & Components (0.4)%
Adyen NV(b)	(54)	(90,134)
Cognex Corp.	(12,930)	(864,629)
Hexagon AB, Class B(b)	(490)	(32,045)
Venture Corp Ltd.	(600)	(7,836)
Total		(994,644)
IT Services (0.9)%
Fiserv, Inc.(b)	(2,897)	(289,092)
Jack Henry & Associates, Inc.	(1,758)	(313,451)
MongoDB, Inc.(b)	(3,286)	(752,757)
Shopify, Inc., Class A(b)	(332)	(339,968)
Western Union Co.	(13,937)	(338,390)
Total		(2,033,658)
Semiconductors & Semiconductor Equipment (0.3)%
ASML Holding NV	(106)	(37,687)
Brooks Automation, Inc.	(5,856)	(318,859)
Cree, Inc.(b)	(3,930)	(270,856)
Total		(627,402)
Software (2.7)%
Altair Engineering, Inc., Class A(b)	(7,732)	(311,600)
Appian Corp.(b)	(10,300)	(523,961)
Bill.com Holdings, Inc.(b)	(6,192)	(576,537)
Blackberry Ltd.(b)	(3,979)	(18,864)
Blackline, Inc.(b)	(9,628)	(856,026)
Ceridian HCM Holding, Inc.(b)	(4,206)	(329,288)
Constellation Software, Inc.	(19)	(22,474)

Common Stocks (continued)
Issuer	Shares	Value ($)
Crowdstrike Holdings, Inc., Class A(b)	(3,006)	(340,279)
Descartes Systems Group, Inc. (The)(b)	(372)	(20,943)
Guidewire Software, Inc.(b)	(3,571)	(420,164)
HubSpot, Inc.(b)	(3,107)	(728,933)
Kinaxis, Inc.(b)	(221)	(33,560)
Nemetschek SE	(789)	(57,838)
Q2 Holdings, Inc.(b)	(6,168)	(580,100)
SAP SE	(688)	(108,603)
SimCorp A/S	(76)	(8,874)
Slack Technologies, Inc., Class A(b)	(12,784)	(377,767)
Temenos AG, Registered Shares	(3,799)	(561,425)
Workday, Inc., Class A(b)	(1,481)	(267,943)
Zoom Video Communications, Inc., Class A(b)	(1,064)	(270,160)
Total		(6,415,339)
Total Information Technology		(10,071,043)
Materials (4.6)%
Chemicals (2.3)%
Akzo Nobel NV	(1,163)	(109,583)
Albemarle Corp.	(2,258)	(186,195)
Christian Hansen Holding A/S	(4,205)	(479,843)
Clariant AG, Registered Shares	(5,092)	(96,242)
Ecolab, Inc.	(1,750)	(327,390)
EMS-Chemie Holding AG, Registered Shares	(41)	(35,406)
Ferro Corp.(b)	(22,691)	(265,258)
Givaudan SA, Registered Shares	(26)	(107,685)
Hexpol AB(b)	(1,304)	(8,676)
International Flavors & Fragrances, Inc.	(3,696)	(465,511)
Koninklijke DSM NV	(1,478)	(226,231)
Mitsubishi Chemical Holdings Corp.	(53,400)	(286,909)
Mitsui Chemicals, Inc.	(17,100)	(325,439)
Novozymes A/S, Class B	(2,498)	(149,429)
OCI NV(b)	(9,445)	(112,541)
Quaker Chemical Corp.	(2,051)	(397,894)
Sika AG	(1,478)	(324,764)
Symrise AG	(2,462)	(307,776)
Umicore SA	(16,822)	(794,455)
Wacker Chemie AG(b)	(2,341)	(212,389)
Total		(5,219,616)

Multi-Manager Directional Alternative Strategies Fund | Quarterly Report 2020	15

Portfolio of Investments   (continued)
Multi-Manager Directional Alternative Strategies Fund, July 31, 2020 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Containers & Packaging (0.3)%
Amcor PLC	(33,829)	(348,439)
BillerudKorsnas AB	(21,643)	(345,770)
Total		(694,209)
Metals & Mining (1.9)%
Agnico Eagle Mines Ltd.	(3,845)	(305,639)
Agnico Eagle Mines Ltd.	(685)	(54,398)
Alamos Gold, Inc., Class A	(2,412)	(25,517)
Antofagasta PLC	(33,242)	(441,980)
ArcelorMittal SA(b)	(11,062)	(122,476)
Cleveland-Cliffs, Inc.	(35,122)	(181,932)
Compass Minerals International, Inc.	(2,447)	(124,650)
First Quantum Minerals Ltd.	(3,289)	(27,796)
Franco-Nevada Corp.	(737)	(117,803)
JFE Holdings, Inc.	(177,700)	(1,166,403)
MAG Silver Corp.(b)	(9,000)	(152,055)
Norsk Hydro ASA(b)	(23,624)	(66,732)
Pan American Silver Corp.	(35)	(1,308)
SSAB AB, Class A(b)	(27,625)	(81,609)
Teck Resources Ltd., Class B	(48,100)	(487,302)
Thyssenkrupp AG(b)	(33,728)	(262,165)
United States Steel Corp.	(36,594)	(243,716)
voestalpine AG	(23,031)	(508,540)
Wheaton Precious Metals Corp.	(1,565)	(84,907)
Total		(4,456,928)
Paper & Forest Products (0.1)%
Nippon Paper Industries Co., Ltd.	(8,900)	(112,081)
Svenska Cellulosa AB SCA, Class B(b)	(12,739)	(154,713)
West Fraser Timber Co., Ltd.	(623)	(30,846)
Total		(297,640)
Total Materials		(10,668,393)
Real Estate (0.5)%
Equity Real Estate Investment Trusts (REITS) (0.5)%
Iron Mountain, Inc.	(14,638)	(412,645)
Public Storage	(1,879)	(375,575)
Sun Communities, Inc.	(2,265)	(339,591)
Total		(1,127,811)

Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate Management & Development (0.0)%
CapitaLand Ltd.	(27,200)	(54,896)
City Developments Ltd.	(7,200)	(43,118)
IWG PLC	(8,412)	(25,289)
Total		(123,303)
Total Real Estate		(1,251,114)
Utilities (0.4)%
Electric Utilities (0.1)%
Emera, Inc.	(1,237)	(51,486)
Orsted A/S	(1,831)	(260,963)
Total		(312,449)
Independent Power and Renewable Electricity Producers (0.1)%
Boralex, Inc., Class A	(2,153)	(56,162)
Innergex Renewable Energy, Inc.	(4,405)	(75,606)
Northland Power, Inc.	(564)	(15,453)
TransAlta Renewables, Inc.	(1,483)	(17,272)
Total		(164,493)
Multi-Utilities (0.2)%
Algonquin Power & Utilities Corp.	(4,454)	(61,451)
E.ON SE	(18,263)	(214,408)
RWE AG	(1,773)	(66,832)
Total		(342,691)
Total Utilities		(819,633)
Total Common Stocks (Proceeds $84,031,922)		(87,635,360)

Preferred Stocks (0.2)%
Issuer	Shares	Value ($)
Health Care (0.2)%
Health Care Equipment & Supplies (0.2)%
Sartorius AG	(1,042)	(400,922)
Total Health Care		(400,922)
Materials (0.0)%
Chemicals (0.0)%
Fuchs Petrolub SE	(1,876)	(81,921)
Total Materials		(81,921)
Total Preferred Stocks (Proceeds $332,140)		(482,843)

16	Multi-Manager Directional Alternative Strategies Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Multi-Manager Directional Alternative Strategies Fund, July 31, 2020 (Unaudited)
Warrants (0.0)%
Issuer	Shares	Value ($)
Energy (0.0)%
Oil, Gas & Consumable Fuels (0.0)%
Occidental Petroleum Corp.(b)	(1,991)	(11,151)
Total Energy		(11,151)
Total Warrants (Proceeds $47,701)		(11,151)
Total Investments in Securities Sold Short (Proceeds $84,411,763)
Total Investments in Securities, Net of Securities Sold Short		121,711,729
Other Assets & Liabilities, Net		110,608,113
Net Assets		232,319,842
At July 31, 2020, securities and/or cash totaling $166,731,042 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
18,000 AUD	12,551 USD	Citi	09/16/2020	—	(311)
3,500 CAD	2,617 USD	Citi	09/16/2020	4	—
325,000 CAD	239,034 USD	Citi	09/16/2020	—	(3,628)
312,000 CHF	329,583 USD	Citi	09/16/2020	—	(12,004)
2,767,000 DKK	409,181 USD	Citi	09/16/2020	—	(28,914)
525,003 EUR	596,097 USD	Citi	09/16/2020	—	(22,914)
27,500 GBP	34,322 USD	Citi	09/16/2020	—	(1,684)
75,000 HKD	9,662 USD	Citi	09/16/2020	—	(15)
4,000 ILS	1,157 USD	Citi	09/16/2020	—	(18)
7,578,000 JPY	70,636 USD	Citi	09/16/2020	—	(990)
1,000 NOK	110 USD	Citi	09/16/2020	—	—
54,500 NOK	5,839 USD	Citi	09/16/2020	—	(150)
1,000 NZD	647 USD	Citi	09/16/2020	—	(17)
6,000 SEK	686 USD	Citi	09/16/2020	2	—
2,312,500 SEK	246,289 USD	Citi	09/16/2020	—	(17,207)
85,000 SGD	61,117 USD	Citi	09/16/2020	—	(751)
332,406 USD	494,500 AUD	Citi	09/16/2020	20,949	—
1,183,983 USD	1,606,988 CAD	Citi	09/16/2020	15,877	—
920,632 USD	875,500 CHF	Citi	09/16/2020	37,891	—
427,173 USD	2,804,000 DKK	Citi	09/16/2020	16,781	—
1,832,533 USD	1,627,503 EUR	Citi	09/16/2020	86,394	—
728,286 USD	582,000 GBP	Citi	09/16/2020	33,736	—
182,481 USD	1,417,500 HKD	Citi	09/16/2020	416	—
31,606 USD	110,500 ILS	Citi	09/16/2020	872	—
1,299,719 USD	140,472,500 JPY	Citi	09/16/2020	28,006	—
52,469 USD	500,500 NOK	Citi	09/16/2020	2,530	—
15,467 USD	25,000 NZD	Citi	09/16/2020	1,113	—
153,810 USD	1,469,000 SEK	Citi	09/16/2020	13,574	—
49,811 USD	436,500 SEK	Citi	09/16/2020	—	(74)
213,162 USD	299,500 SGD	Citi	09/16/2020	4,831	—
18,000 AUD	12,551 USD	JPMorgan	09/16/2020	—	(311)
3,500 CAD	2,617 USD	JPMorgan	09/16/2020	4	—
325,000 CAD	239,033 USD	JPMorgan	09/16/2020	—	(3,628)
Multi-Manager Directional Alternative Strategies Fund | Quarterly Report 2020	17

Portfolio of Investments   (continued)
Multi-Manager Directional Alternative Strategies Fund, July 31, 2020 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
312,000 CHF	329,582 USD	JPMorgan	09/16/2020	—	(12,005)
2,767,000 DKK	409,181 USD	JPMorgan	09/16/2020	—	(28,915)
524,997 EUR	596,090 USD	JPMorgan	09/16/2020	—	(22,914)
27,500 GBP	34,322 USD	JPMorgan	09/16/2020	—	(1,684)
75,000 HKD	9,662 USD	JPMorgan	09/16/2020	—	(15)
4,000 ILS	1,157 USD	JPMorgan	09/16/2020	—	(18)
7,578,000 JPY	70,636 USD	JPMorgan	09/16/2020	—	(990)
1,000 NOK	110 USD	JPMorgan	09/16/2020	—	—
54,500 NOK	5,838 USD	JPMorgan	09/16/2020	—	(150)
1,000 NZD	647 USD	JPMorgan	09/16/2020	—	(17)
6,000 SEK	686 USD	JPMorgan	09/16/2020	2	—
2,312,500 SEK	246,289 USD	JPMorgan	09/16/2020	—	(17,208)
85,000 SGD	61,117 USD	JPMorgan	09/16/2020	—	(751)
332,407 USD	494,500 AUD	JPMorgan	09/16/2020	20,948	—
1,184,002 USD	1,607,012 CAD	JPMorgan	09/16/2020	15,876	—
920,633 USD	875,500 CHF	JPMorgan	09/16/2020	37,890	—
427,173 USD	2,804,000 DKK	JPMorgan	09/16/2020	16,780	—
1,832,529 USD	1,627,497 EUR	JPMorgan	09/16/2020	86,391	—
728,286 USD	582,000 GBP	JPMorgan	09/16/2020	33,735	—
182,481 USD	1,417,500 HKD	JPMorgan	09/16/2020	416	—
31,606 USD	110,500 ILS	JPMorgan	09/16/2020	872	—
1,299,721 USD	140,472,500 JPY	JPMorgan	09/16/2020	28,005	—
52,469 USD	500,500 NOK	JPMorgan	09/16/2020	2,530	—
15,468 USD	25,000 NZD	JPMorgan	09/16/2020	1,113	—
153,810 USD	1,469,000 SEK	JPMorgan	09/16/2020	13,574	—
49,811 USD	436,500 SEK	JPMorgan	09/16/2020	—	(74)
213,162 USD	299,500 SGD	JPMorgan	09/16/2020	4,831	—
Total				525,943	(177,357)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
CAC40 Index	21	08/2020	EUR	1,004,010	—	(55,454)
DAX Index	3	09/2020	EUR	926,288	3,242	—
FTSE 100 Index	17	09/2020	GBP	1,000,705	—	(65,699)
FTSE/MIB Index	2	09/2020	EUR	190,970	—	(4,887)
Hang Seng Index	2	08/2020	HKD	2,455,700	—	(2,586)
IBEX 35 Index	3	08/2020	EUR	207,375	—	(15,399)
MSCI Singapore Index	5	08/2020	SGD	143,575	—	(2,873)
OMXS30 Index	20	08/2020	SEK	3,421,000	—	(8,717)
S&P 500 Index E-mini	127	09/2020	USD	20,723,225	1,522,318	—
S&P/TSX 60 Index	8	09/2020	CAD	1,544,640	62,526	—
SPI 200 Index	7	09/2020	AUD	1,028,650	4,421	—
TOPIX Index	17	09/2020	JPY	254,405,000	—	(203,946)
Total					1,592,507	(359,561)

18	Multi-Manager Directional Alternative Strategies Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Multi-Manager Directional Alternative Strategies Fund, July 31, 2020 (Unaudited)
Total return swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Total return on a portfolio of long and short positions†	1-Month AUD BBSW, 1-Month HKD HIBOR, or 1-Month JPY BBA LIBOR based on the local currencies of the positions within the swap	Monthly	JPMorgan	01/14/2021	USD	58,183,442	(29,564)	—	—	—	—	(29,564)
Total return on Samsung Electronics Co., Ltd.	1-Month USD LIBOR plus 0.800%	Monthly	Macquarie	09/15/2020	USD	1,257,853	73,667	6,372	—	—	80,039	—
1-Month USD LIBOR minus 1.521%	Total return on Celltrion, Inc.	Monthly	Macquarie	09/15/2020	USD	145,791	11,035	(54)	—	—	10,981	—
1-Month USD LIBOR minus 2.021%	Total return on Celltrion, Inc.	Monthly	Macquarie	09/15/2020	USD	121,594	8,666	(62)	—	—	8,604	—
1-Month USD LIBOR minus 0.500%	Total return on Formosa Petrochemical Corp.	Monthly	Macquarie	09/15/2020	USD	192,178	8,222	(4,428)	—	—	3,794	—
1-Month USD LIBOR minus 16.420%	Total return on SillaJen, Inc.	Monthly	Macquarie	09/15/2020	USD	33,196	(177)††	(90)	—	—	—	(267)
1-Month HKD HIBOR minus 1.500%	Total return on Semiconductor Manufacturing International Corp.	Monthly	Macquarie	09/15/2020	HKD	1,279,660	(5,603)	(48)	—	—	—	(5,651)
Total return on a portfolio of long and short positions†	1-Day Overnight Fed Funds Effective Rate, EONIA, or SONIA based on the local currencies of the positions within the swap	Monthly	Morgan Stanley International	10/27/2021	USD	131,342,334	(383,360)	—	—	—	—	(383,360)
Total							(317,114)	1,690	—	—	103,418	(418,842)

†	By investing in the total return swap contract, the Fund gains exposure to the underlying investments that make up the custom basket/index without having to own the underlying investments directly. The components of the custom basket/index are available on Multi-Manager Directional Alternative Strategies Fund’s page of columbiathreadneedleus.com website.
††	Valuation based on significant unobservable inputs.

Multi-Manager Directional Alternative Strategies Fund | Quarterly Report 2020	19

Portfolio of Investments   (continued)
Multi-Manager Directional Alternative Strategies Fund, July 31, 2020 (Unaudited)
Total return swap contracts on futures
Reference instrument*	Counterparty	Expiration date	Trading currency	Notional amount long(short)	Upfront payments ($)	Upfront receipts ($)	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Swiss Market Index SEP 20	Citi	09/2020	CHF	200,140	—	—	—	(5,819)
Swiss Market Index SEP 20	JPMorgan	09/2020	CHF	300,210	—	—	—	(2,976)
Swiss Market Index SEP 20	Morgan Stanley International	09/2020	CHF	800,560	—	—	—	(39,347)
Total					—	—	—	(48,142)

*	If the notional amount of the swap contract is long and the swap contract’s value is positive (negative), the Fund will receive (pay) the total return. If the notional amount of the swap contract is short and the swap contract’s value is positive (negative), the Fund will pay (receive) the total return. Receipts and payments occur upon termination of the contract.

Reference index and values for swap contracts as of period end
Reference index		Reference rate
1-Day Overnight Fed Funds Effective Rate	Overnight Federal Funds Effective Rate	0.100%
1-Month HKD HIBOR	Hong Kong Interbank Offered Rate	0.254%
1-Month USD LIBOR	London Interbank Offered Rate	0.155%
EONIA index	Euro Overnight Index Average	(0.465%)
SONIA	Sterling Overnight Index Average	0.060%
1-Month AUD BBSW	Bank Bill Swap Rate	0.090%
1-Month JPY BBA LIBOR	London Interbank Offered Rate	(0.073%)
Notes to Portfolio of Investments
(a)	This security or a portion of this security has been pledged as collateral in connection with investments sold short.
(b)	Non-income producing investment.
(c)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At July 31, 2020, the total value of these securities amounted to $714,414, which represents 0.31% of total net assets.
(d)	The rate shown is the seven-day current annualized yield at July 31, 2020.
(e)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended July 31, 2020 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.177%
	26,997,662	56,189,100	(59,343,604)	(6,287)	23,836,871	698	18,026	23,836,871
Abbreviation Legend
ADR	American Depositary Receipt
SDR	Swedish Depositary Receipt
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
20	Multi-Manager Directional Alternative Strategies Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Multi-Manager Directional Alternative Strategies Fund, July 31, 2020 (Unaudited)
Currency Legend  (continued)
HKD	Hong Kong Dollar
ILS	Israeli Shekel
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Multi-Manager Directional Alternative Strategies Fund | Quarterly Report 2020	21